UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 8927

Credit Suisse Global High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08927

Reporting Period: 07/01/2007 - 06/30/2008

Credit Suisse Global High Yield Fund, Inc.

============================ GLOBAL HIGH YIELD FUND ============================

MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100

Meeting Date: MAY 7, 2008    Meeting Type: Annual

Record Date:  MAR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect  Director Thomas W. Cason           For       For        Management

1.2   Elect  Director A.D. (Pete) Correll       For       For        Management

1.3   Elect  Director Terry G. Dallas           For       For        Management

1.4   Elect  Director Thomas H. Johnson         For       For        Management

1.5   Elect  Director John T. Miller            For       For        Management

1.6   Elect  Director Edward R. Muller          For       For        Management

1.7   Elect  Director Robert C. Murray          For       For        Management

1.8   Elect  Director John M. Quain             For       For        Management

1.9   Elect  Director William L. Thacker        For       For        Management

2     Ratify Auditors                           For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Global High Yield Fund, Inc.

By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Date:	August 7, 2008